FILED VIA EDGAR

October 1, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust File Nos. 333-103714

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Stadion Investment Trust's registration statement on Form N-1A (Post-Effective Amendment No. 39) and (ii) the text of the most recent amendment has been filed electronically.

Please direct any questions regarding this filing to the undersigned at 720.917.0997.

Very truly yours,

/s/ Jennifer T. Welsh
Jennifer T. Welsh
Secretary